Benefit Obligations (Schedule of Principle Weighted-average Assumptions Used to Determine Benefit Obligations and Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate obligations	3.77%	4.61%
Rate of compensation increase	3.81%	3.58%
Discount rate obligations	4.61%	5.26%	5.83%
Expected return on plan assets	8.06%	8.06%	8.06%
Rate of compensation increase	3.84%	3.58%	3.84%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate obligations	3.80%	4.60%
Rate of compensation increase	4.00%	4.00%
Discount rate obligations	4.60%	5.30%	5.90%
Expected return on plan assets	8.50%	8.50%	8.50%
Rate of compensation increase	4.00%	4.00%	4.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate obligations	3.55%	4.70%
Rate of compensation increase	2.85%	2.63%
Discount rate obligations	4.70%	5.05%	5.41%
Expected return on plan assets	6.00%	6.00%	6.07%
Rate of compensation increase	2.88%	2.66%	2.94%
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate obligations	3.45%	4.28%
Discount rate obligations	4.27%	4.91%	5.50%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate obligations	3.40%	4.30%
Discount rate obligations	4.30%	4.90%	5.50%
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate obligations	3.82%	4.10%
Discount rate obligations	4.04%	4.95%	5.49%